LOSS PER SHARE	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
LOSS PER SHARE

10. LOSS PER SHARE

The following reflects the income and share data used in the calculations of basic and diluted loss per share:

	2024 A$	2023 A$	2022 A$
Loss for the year	(12,017,219)	(11,750,923)	(7,130,998)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)	132,217,246	101,380,750	92,203,483

Note:

None of the 400,000 (post share consolidation) (2023: 233,400,000 and 2022: 757,400,000) options/performance rights over the Company’s Ordinary Shares that were outstanding as at the reporting date are considered to be dilutive for the purposes of calculating diluted earnings per share.

The company undertook a share consolidation of equity security on December 18, 2023 on the basis of one (1) security for every 100 securities held.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)